AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.1%
Communication Services - 24.5%
Comcast Corp., Class A	212,171	$12,482,020
Facebook, Inc., Class A*	23,943	8,530,891
Liberty Broadband Corp., Class C*	108,513	19,259,972
Liberty Media Corp.-Liberty SiriusXM, Class C*	260,057	12,014,634

Total Communication Services		52,287,517
Consumer Discretionary - 6.1%
DR Horton, Inc.	67,040	6,397,627
LKQ Corp.*	129,545	6,574,409

Total Consumer Discretionary		12,972,036
Consumer Staples - 12.5%
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	107,927	9,429,582
Molson Coors Beverage Co., Class B*	158,381	7,743,247
Unilever PLC, Sponsored ADR (United Kingdom)	163,549	9,408,974

Total Consumer Staples		26,581,803
Financials - 22.0%
American Equity Investment Life Holding Co.	119,605	3,838,124
Axis Capital Holdings, Ltd. (Bermuda)	90,695	4,613,655
Berkshire Hathaway, Inc., Class B*	74,776	20,809,413
Fidelity National Financial, Inc.	188,596	8,413,267
GoHealth, Inc., Class A*	363,045	3,194,796
The Progressive Corp.	63,479	6,040,662

Total Financials		46,909,917
Health Care - 8.1%
Bristol-Myers Squibb Co.	134,115	9,102,385
Premier, Inc., Class A	229,484	8,178,810

Total Health Care		17,281,195
Industrials - 2.3%
CACI International, Inc., Class A*	18,418	4,916,869
	Shares	Value
Information Technology - 15.7%
Alight, Inc., Class A*	88,354	$831,411
Avaya Holdings Corp.*	203,967	4,940,081
Cisco Systems, Inc.	150,576	8,337,393
Fiserv, Inc.*	66,922	7,703,391
NCR Corp.*	166,864	7,408,762
QUALCOMM, Inc.	28,611	4,285,928

Total Information Technology		33,506,966
Materials - 2.1%
Axalta Coating Systems, Ltd.*	147,549	4,441,225
Utilities - 5.8%
The AES Corp.	306,491	7,263,837
Vistra Corp.	269,266	5,156,444

Total Utilities		12,420,281

Total Common Stocks (Cost $176,387,398)		211,317,809
Short-Term Investments - 0.9%
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	607,269	607,269
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	607,269	607,269
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	625,672	625,672

Total Short-Term Investments (Cost $1,840,210)		1,840,210
Total Investments - 100.0% (Cost $178,227,608)		213,158,019
Other Assets, less Liabilities - (0.0)%#		(30,384)
Net Assets - 100.0%		$213,127,635

*	Non-income producing security.
#	Less than 0.05%.
[1]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$211,317,809	—	—	$211,317,809
Short-Term Investments
Other Investment Companies	1,840,210	—	—	1,840,210
Total Investments in Securities	$213,158,019	—	—	$213,158,019

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.